Goodwill and Other Intangible Assets, Net (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Intangible Assets
Gross amount	761	761
Accumulated amortization	(219)	(175)
Net carrying amount	542	586
Customer relationships [Member]
Summary of Intangible Assets
Gross amount	429	436
Accumulated amortization	(124)	(100)
Net carrying amount	305	336
Customer relationships [Member] | Maximum [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Customer relationships [Member] | Minimum [Member]
Summary of Intangible Assets
Amortization period	15 years	15 years
Trademarks [Member]
Summary of Intangible Assets
Gross amount	146	144
Accumulated amortization	(45)	(36)
Net carrying amount	101	108
Trademarks [Member] | Maximum [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Trademarks [Member] | Minimum [Member]
Summary of Intangible Assets
Amortization period	7 years	7 years
Unpatented technology [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Gross amount	149	147
Accumulated amortization	(38)	(30)
Net carrying amount	111	117
Patents and other [Member]
Summary of Intangible Assets
Gross amount	37	34
Accumulated amortization	(12)	(9)
Net carrying amount	25	25
Patents and other [Member] | Maximum [Member]
Summary of Intangible Assets
Amortization period	20 years	20 years
Patents and other [Member] | Minimum [Member]
Summary of Intangible Assets
Amortization period	10 years	10 years